Financial income and expense - Summary of financial income and expenses (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 USD ($)
Spotify Technology S A [Member]
Disclosure of offsetting of financial liabilities [line items]
Pre-tax unrealized gain, net of costs resulted from revaluation of the Spotify shares owned	¥ 64,764	$ 440	¥ (7,787)	$ (58)	¥ (45,017)	$ (395)